Condensed Consolidated Statement of Cash Flows (Unaudited) -10Q - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (7,365,005)	$ 7,429,214	$ 6,644,465	$ (6,384,169)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Acquired in-process research and development charge	3,087,832	0
Fair value of warrants for services provided	371,895	0
Share-based compensation expense	306,699	188,427	219,245	775,255
Non-cash interest expense	64,555	566,790	661,224	1,100,390
Change in fair value of convertible promissory notes	(9,317)	(9,798,628)	(9,877,857)	(93,365)
Gain on extinguishment of debt	(125,577)	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(9,707)	151	4,332	(7,924)
Accounts payable	(179,199)	356,255	556,270	505,410
Accrued expenses and other current liabilities	20,021	399,196	757,701	64,305
Net cash used in operating activities	(3,837,803)	(858,595)	(1,034,620)	(2,836,098)
Investing activities:
Acquired in-process research and development	(250,000)	0
Cash used in investing activities	(250,000)	0
Cash flows from financing activities:
Proceeds from the issuance of convertible bridge notes	0	25,000	25,000	500,000
Proceeds from the issuance of note payable	0	124,054	124,054	0
Payment of offering costs related to initial public offering	(816,917)	0
Net cash provided by financing activities	4,165,918	799,054	1,149,054	1,957,405
Net (decrease) increase in cash and cash equivalents	78,115	(59,541)	114,434	(878,693)
Cash and cash equivalents at beginning of period	341,037	226,603	226,603	1,105,296
Cash and cash equivalents at end of period	419,152	167,062	341,037	226,603
Supplemental disclosure of non-cash financing activities:
Issuance of warrants in conjunction with Series A preferred stock	309,390	31,363	78,967	0
Issuance of warrants in conjunction with Series A preferred stock	2,837,832	0
Deferred offering costs in accounts payable	1,004,856	0	117,631	33,941
Change in fair value of redeemable common stock to redemption value	53,330	94,000	97,000	39,000
Convertible Promissory Notes To Series A Preferred Stock
Supplemental disclosure of non-cash financing activities:
Conversion of convertible promissory notes	5,866,290	0
Convertible Promissory Notes To Series Seed Preferred Stock
Supplemental disclosure of non-cash financing activities:
Conversion of convertible promissory notes	0	6,291,288	6,291,288	0
Series A Preferred Stock
Cash flows from financing activities:
Proceeds from the sale of preferred stock	0	50,000	50,000	0
Series Seed Preferred Stock
Cash flows from financing activities:
Proceeds from the sale of preferred stock	$ 4,982,835	$ 600,000	$ 950,000	$ 0